UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

                   QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                    REGISTERED MANAGEMENT INVESTMENT COMPANY



                  Investment Company Act file number 811-06199
                                                     ---------

                       The Nottingham Investment Trust II
                       ----------------------------------
               (Exact name of registrant as specified in charter)


116 South Franklin Street, Post Office Box 69, Rocky Mount, North Carolina 27802
--------------------------------------------------------------------------------
               (Address of principal executive offices)              (Zip code)


                                Julian G. Winters
116 South Franklin Street, Post Office Box 69, Rocky Mount, North Carolina 27802
--------------------------------------------------------------------------------
                     (Name and address of agent for service)


        Registrant's telephone number, including area code: 252-972-9922
                                                            ------------

                        Date of fiscal year end: March 31
                                                 --------

                     Date of reporting period: June 30, 2006
                                               -------------

ITEM 1.  SCHEDULE OF INVESTMENTS

EARNEST Partners Fixed Income Trust

Schedule of Investments
(Unaudited)

As of June 30, 2006
------------------------------------------------------------------------------------------------------------------------------------
                                       Shares or    Market Value                                                        Market Value
                                       Principal      (Note 1)                                             Principal      (Note 1)
-----------------------------------------------------------------   ----------------------------------------------------------------

MONEY MARKET - 3.09%                                                   REMIC Trust 2003-16
    Merrimac Cash Series                                                  3.130%, 04/16/16                $ 337,794       $ 325,899
       (Cost $1,029,735)               1,029,735   $   1,029,735       REMIC Trust 2003-22
                                                   -------------
                                                                          2.750%, 06/16/21                  197,080         189,376
US GOVERNMENT & AGENCY OBLIGATIONS - 68.66%                            REMIC Trust 2003-36
                                                                          2.933%, 10/16/20                  793,821         763,255
*   A.I.D. - Equador                                                   REMIC Trust 2003-59
       7.050%, 05/01/15              $    43,903   $      46,718          2.274%, 07/16/18                  929,381         877,010
    A.I.D. - Israel                                                    REMIC Trust 2003-72
       5.500%, 12/04/23                  650,000         645,005          4.356%, 02/16/30                  662,761         634,945
    A.I.D. - Ivory Coast                                               Small Business Administration
       8.100%, 12/01/06                   21,735          21,810       Series 1992-20H
*   A.I.D. - Peru                                                         7.400%, 08/01/12                  161,991         166,493
       8.350%, 01/01/07                   26,717          26,730       Series 1995-20L
    Alter Barge Line Title XI                                             6.450%, 12/01/15                  122,395         124,288
       6.000%, 03/01/26                  264,000         268,031       Series 1997-20A
    Federal Agricultural Mortgage Corporation                             7.150%, 01/01/17                  144,773         148,977
    Series AM-1003                                                     Series 1998-20B
       6.745%, 04/25/13                  351,416         350,196          6.150%, 02/01/18                  386,848         391,166
    Federal Home Loan Mortgage Corporation                             Series 2000-20K
    Freddie Mac                                                           7.220%, 11/01/20                  686,908         721,187
       4.125%, 07/12/10                  650,000         618,329       Series 2001-20A
    Federal National Mortgage Association                                 6.290%, 01/01/21                  474,658         484,421
    Fannie Mae                                                         Series 2001-20K
       5.000%, 03/15/16                  650,000         624,095          5.340%, 11/01/21                  708,602         698,216
    FNMA Pass-Thru Mortgage Pool 872277                                Series 2002-10A
       6.000%, 05/01/36                  648,808         638,691          5.350%, 01/01/12                  530,486         528,030
    FNMA Pass-Thru Mortgage Pool 882040                                Series 2002-10B
       6.000%, 05/01/36                  648,720         638,604          5.300%, 03/01/12                  667,635         663,443
    Government National Mortgage Association                           Series 2002-10F
    GNMA Pass-Thru Mortgage Single Family                                 3.940%, 11/01/12                  321,177         306,244
       5.500%, 01/20/35                  748,674         722,976       Series 2002-20J
    GNMA Pass-Thru Mortgage Single Family                                 4.750%, 10/01/22                  749,142         708,801
       4.500%, 03/20/35                  763,504         693,300       Series 2003-10B
    GNMA Pass-Thru Mortgage Single Family                                 3.390%, 03/01/13                  465,990         435,770
       5.000%, 11/20/35                  733,804         690,357       Series 2003-10C
    GNMA Pass-Thru Mortgage Single Family                                 3.530%, 05/01/13                  415,894         389,603
       5.000%, 04/20/36                  646,922         608,439       Series 2003-20C
    REMIC Trust 2001-44                                                   4.500%, 03/01/23                1,014,936         943,456
       6.114%, 11/16/21                  517,735         521,428       Series 2003-20D
    REMIC Trust 2002-35                                                   4.760%, 04/01/23                  531,986         502,521
       5.892%, 10/16/23                  693,367         698,394       Series 2003-20E
    REMIC Trust 2002-83                                                   4.640%, 05/01/23                  522,527         489,394
       3.313%, 04/16/17                  192,682         186,697       Series 2003-20F
                                                                          4.070%, 06/01/23                  956,002         859,475

                                                                                                                         (Continued)

EARNEST Partners Fixed Income Trust

Schedule of Investments
(Unaudited)

As of June 30, 2006
------------------------------------------------------------------------------------------------------------------------------------
                                       Shares or    Market Value                                                        Market Value
                                       Principal      (Note 1)                                             Principal      (Note 1)
-----------------------------------------------------------------   ----------------------------------------------------------------

US GOVERNMENT & AGENCY OBLIGATIONS - (Continued)                       Connecticut RRB Series 2001-1 A5
                                                                          6.210%, 12/30/11                $ 365,000   $     371,732
    Series 2003-20I                                                    Consumer Funding 2001-1
       5.130%, 09/01/23               $  677,320   $     653,653          4.980%, 04/20/12                  300,000         296,251
    Series 2005-20B                                                    Detroit Edison Securitization Funding 2001-1
       4.625%, 02/01/25                  661,677         613,486          6.190%, 03/01/13                  100,000         102,124
    U.S. Guaranty Bonds                                                Illinois Power Trust Series 1998-1
    Amethyst Title XI                                                     5.540%, 06/25/09                   88,000          87,979
       4.390%, 04/15/16                  666,672         632,959       Massachusetts RBB Trust 1999-1
    Matson Navigation Company, Inc. Title XI                              7.030%, 03/15/12                  200,000         207,212
       5.337%, 09/04/28                  585,000         564,782       PECO Energy Bonds Series 2000-A
    Perforadora Cent SA de CV Shipping Title XI                           7.625%, 03/01/10                  250,000         262,229
       5.240%, 12/15/18                  375,027         367,399       PP&L Transition Bonds Series 1999-1
    Rowan Companies, Inc. Title XI                                        7.150%, 06/25/09                  485,000         498,544
                                                                                                                      -------------
       2.800%, 10/20/13                  535,712         484,262
    Sterling Equipment, Inc. Title XI                                  Total Corporate Asset Backed Securities
       6.125%, 09/28/19                  184,670         188,929          (Cost $3,589,915)                               3,479,963
                                                   -------------                                                      -------------

    Total US Government & Agency Obligations                        CORPORATE OBLIGATIONS - 16.28%
       (Cost $23,865,871)                             22,857,240
                                                   -------------
                                                                       Arkansas Electric Cooperative Corporation
US GOVERNMENT INSURED OBLIGATIONS - 0.56%                                 7.330%, 06/30/08                  126,000         127,026
                                                                       Burlington Northern and Santa Fe Railway Co.
    Federal Housing Authority Project Loan                                6.230%, 07/02/18                  798,033         810,115
*   Downtowner Apartments                                              Continental Airlines Inc.
       8.375%, 11/01/11                   83,756          87,088          7.707%, 04/02/21                  648,743         677,763
*   Reilly #046                                                        CSX Corporation
       6.513%, 06/01/14                   49,830          49,570          6.550%, 06/15/13                  300,000         310,479
*   USGI #87                                                           FedEx Corporation
       7.430%, 08/01/23                   50,358          50,750          7.650%, 01/15/22                  123,647         138,109
                                                   -------------
                                                                       GATX Financial Corporation
    Total US Government Insured Obligations                               6.273%, 06/15/11                  700,000         701,597
       (Cost $185,111)                                   187,408       Ford Motor Credit Company
                                                   -------------
                                                                          7.375%, 02/01/11                  375,000         335,782
CORPORATE ASSET BACKED SECURITIES - 10.46%                             General Motors Acceptance Corp.
                                                                          6.875%, 08/28/12                  375,000         353,313
    American Airlines, Inc. Series 2001-1                              Nevada Power Company
       6.977%, 05/23/21                  527,539         503,014          5.875%, 01/15/15                  375,000         355,633
    California Infrastructure SCE Series 1997-1                        Norfolk Southern Railway Company
       6.380%, 09/25/08                  117,080         117,342          5.950%, 04/01/08                  250,000         251,608
    California Infrastructure SDG&E Series 1997-1                      Provident Companies Inc.
       6.370%, 12/26/09                  250,000         252,532          7.000%, 07/15/18                  375,000         362,053
    CenterPoint Energy Transition Bond Co. 2001-1                      Residential Capital Corporation
       4.760%, 09/15/09                  369,233         367,166          6.375%, 06/30/10                  375,000         369,897
    Connecticut RRB Series 2001-1 A2
       5.730%, 03/30/09                  413,708         413,838

                                                                                                                         (Continued)

EARNEST Partners Fixed Income Trust

Schedule of Investments
(Unaudited)

As of June 30, 2006
------------------------------------------------------------------------------------------------------------------------------------
                                                    Market Value
                                       Principal      (Note 1)
----------------------------------------------------------------    ----------------------------------------------------------------

CORPORATE OBLIGATIONS - (Continued)                                 Note 1 - Investment Valuation

    Union Pacific ETC Corporation
       4.698%, 01/02/24                $ 570,314   $     523,121      The Fund's  investments  in  securities  are carried at value.
    Union Pacific Railroad Company                                    Securities  listed on an  exchange  or  quoted  on a  national
       6.630%, 01/27/22                   97,705         102,114      market  system are  valued at the last sales  price as of 4:00
                                                   -------------      p.m.   Eastern   Time.   Securities   traded  in  the   NASDAQ
                                                                      over-the-counter  market  are  generally  valued at the NASDAQ
    Total Corporate Obligations                                       Official  Closing  Price.   Other  securities  traded  in  the
       (Cost $5,636,466)                               5,418,610      over-the-counter  market  and listed  securities  for which no
                                                   -------------      sale was  reported  on that date are valued at the most recent
Total Investments                                                     bid price.  Securities  and  assets  for which  representative
       (Cost $34,307,098) - 99.05%                 $  32,972,956      market  quotations  are not readily  available  (e.g.,  if the
Other Assets less Liabilities - 0.95%                    316,047      exchange on which the portfolio security is principally traded
                                                   -------------      closes  early or if trading  of the  particular  portfolio  is halted  during the day and does not resume prior to the Fund's
Net Assets - 100.00%                               $  33,289,003      net asset value  calculation)  or which  cannot be  accurately
                                                   =============      valued using the Fund's normal  pricing  procedures are valued at fair  value as  determined  in good  faith  under  policies
Aggregate  cost for financial  reporting and federal  income tax      approved by the Trustees.  A portfolio security's "fair value"
purposes is the same. Unrealized  appreciation/(depreciation) of      price  may  differ  from the  price  next  available  for that
investments  for  financial  reporting  and  federal  income tax      portfolio security using the Fund's normal pricing procedures.
purposes is as follows:                                               Investment   companies   are   valued  at  net  asset   value.
                                                                      Instruments  with  maturities of 60 days or less are valued at amortized cost, which approximates market value.
Aggregate gross unrealized appreciation            $      65,314
Aggregate gross unrealized depreciation               (1,399,456)     This Schedule of  Investments  includes  securities  valued at
                                                   -------------      $260,856   (0.78%  of  net  assets)  whose  values  have  been
Net unrealized depreciation                        $  (1,334,142)     estimated  using a method  approved  by the  Trust's  Board of
                                                   =============      Trustees. Such securities are valued by using a matrix system,
                                                                      which  is  based  upon  the   factors   described   above  and
*   Securities valued using Matrix System.  (note 1)                  particularly the spread between yields on the securities being valued and yields on U.S.  Treasury  securities  with  similar remaining years to maturity. Those estimated values may differ from the values that would have resulted from actual  purchase
Summary of Investments by Category                                    and sale transactions.

                                        % of Net
Category                                  Assets    Market Value
-----------------------------------------------------------------
Corporate ABS                             10.46%   $   3,479,963
Corporate Obligations                     16.28%       5,418,610
Money Market                               3.09%       1,029,735
US Gov. & Agency Obligations              68.66%      22,857,240
US Gov. Insured Obligations                0.56%         187,408
-----------------------------------------------------------------
Total                                     99.05%   $  32,972,956

The Brown Capital Management Equity Fund

Schedule of Investments
(Unaudited)

As of June 30, 2006
------------------------------------------------------------------------------------------------------------------------------------
                                                   Market Value                                                        Market Value
                                        Shares      (Note 1)                                                Shares        (Note 1)
---------------------------------------------------------------   ------------------------------------------------------------------

COMMON STOCKS - 99.34%                                            Food, Beverage & Tobacco - 4.42%
                                                                  u  Diageo plc                              4,400     $    297,220
Banks - 3.64%                                                        PepsiCo, Inc.                           4,100          246,164
                                                                                                                       ------------
     Bank of America Corporation        9,300     $    447,330                                                              543,384
                                                  ------------                                                         ------------
                                                                  Health Care Equipment & Services - 11.85%
Capital Goods - 8.40%                                                Caremark Rx, Inc.                       2,800          139,636
     Danaher Corporation                5,700          366,624    *  Covance Inc.                            3,400          208,148
     Fastenal Company                   4,828          194,520    *  Express Scripts Inc.                    1,600          114,784
     Fluor Corporation                  1,400          130,102       Medtronic, Inc.                         2,600          121,992
     Joy Global Inc                     1,850           96,367    *  Resmed Inc.                             4,800          225,360
     The Boeing Company                 3,000          245,730    *  St. Jude Medical, Inc.                  4,000          129,680
                                                  ------------       Stryker Corporation                     3,000          126,330
                                                     1,033,343       UnitedHealth Group Incorporated         3,400          152,252
                                                  ------------    *  WellPoint Inc.                          3,300          240,141
Consumer Durables & Apparel - 3.23%                                                                                    ------------
*    Coach, Inc.                        4,890          146,211                                                            1,458,323
     D.R. Horton, Inc.                  4,000           95,280                                                         ------------
     Fortune Brands, Inc.               2,200          156,222    Household & Personal Products - 4.07%
                                                  ------------       The Procter & Gamble Company            9,000          500,400
                                                       397,713                                                         ------------
                                                  ------------
Consumer Services - 3.35%                                         Insurance - 3.60%
*    Apollo Group, Inc.                 1,800           93,006       American International
     Marriott International, Inc.       4,200          160,104         Group, Inc.                           7,500          442,875
*    Starbucks Corp.                    4,200          158,592                                                         ------------
                                                  ------------    Pharmaceuticals & Biotechnology - 6.19%
                                                       411,702    *  Amgen, Inc.                             5,100          332,673
                                                  ------------    *  Celgene Corporation                     2,200          104,346
Diversified Financial - 9.59%                                     *  Genzyme Corporation                     2,900          177,045
     American Express Company           4,100          218,202    *  Gilead Sciences, Inc.                   2,500          147,900
     Ameriprise Financial Inc.          3,100          138,477                                                         ------------
     Investors Financial                                                                                                    761,964
       Services Corp.                   4,100          184,090                                                         ------------
     JPMorgan Chase & Co.               7,300          306,600    Retailing - 8.94%
     The Goldman Sachs Group, Inc.        800          120,344       Advance Auto Parts, Inc.                3,100           89,590
     T. Rowe Price Group Inc.           5,600          211,736       Best Buy Co., Inc.                      4,850          265,974
                                                  ------------    *  Dick's Sporting Goods, Inc.             4,500          178,200
                                                     1,179,449    *  eBay Inc.                               2,500           73,225
                                                  ------------       Nordstrom, Inc.                         4,600          167,900
Energy - 8.12%                                                       Staples, Inc.                           8,750          212,800
     Arch Coal, Inc.                    3,000          127,110       Target Corporation                      2,300          112,401
     Diamond Offshore Drilling, Inc.    2,100          176,253                                                         ------------
     Noble Corporation                  1,100           81,862                                                            1,100,090
     Schlumberger Limited               3,800          247,418                                                         ------------
*    Transocean Inc.                    2,700          216,864    Semiconductors & Semiconductor Equipment - 2.04%
     XTO Energy, Inc.                   3,366          149,013       Maxim Integrated Products, Inc.         2,900           93,119
                                                  ------------       Texas Instruments, Inc.                 5,200          157,508
                                                       998,520                                                         ------------
                                                  ------------                                                              250,627
Food & Staples Retailing - 1.93%                                                                                       ------------
     Walgreen Co.                       4,000          179,360
     Whole Foods Market, Inc.             900           58,176
                                                  ------------
                                                       237,536
                                                  ------------


                                                                                                                         (Continued)

The Brown Capital Management Equity Fund

Schedule of Investments
(Unaudited)

As of June 30, 2006
------------------------------------------------------------------------------------------------------------------------------------
                                                   Market Value
                                        Shares      (Note 1)
---------------------------------------------------------------   ------------------------------------------------------------------

COMMON STOCKS - (Continued)                                       Aggregate cost for federal income tax purposes is $11,261,548.
                                                                  Unrealized appreciation/(depreciation) of investments for federal income tax purposes is as follows:

Software & Services - 9.18%
     Accenture Ltd.                     6,400     $    181,248
*    Adobe Systems, Inc.                5,100          154,836    Aggregate gross unrealized appreciation              $  1,535,398
*    Broadcom Corporation               4,050          121,702    Aggregate gross unrealized depreciation                  (510,679)
*    Electronic Arts Inc.               3,700          159,248                                                         ------------
*    Google Inc.                          300          125,799    Net unrealized appreciation                          $  1,024,719
*    Oracle Corporation                13,900          201,411                                                         ============
*    Yahoo! Inc.                        5,600          184,800
                                                  ------------
                                                     1,129,044    Summary of Investments by Industry
                                                  ------------
                                                                                                          % of Net         Market
Technology Hardware & Equipment - 8.93%                           Industry                                 Assets          Value
*    Apple Computer, Inc.               3,800          217,056    ------------------------------------------------------------------
*    Cisco Systems, Inc.               11,200          218,736    Banks                                     3.64%           447,330
*    Corning Incorporated               5,300          128,207    Capital Goods & Services                  8.40%         1,033,343
*    EMC Corporation                   16,000          175,520    Consumer Durables & Apparel               3.23%           397,713
     Jabil Circuit, Inc.                8,300          212,480    Consumer Services                         3.35%           411,702
*    Juniper Networks, Inc.             2,500           39,975    Diversified Financial Services            9.59%         1,179,449
*    SanDisk Corporation                2,100          107,058    Energy                                    8.12%           998,520
                                                  ------------    Food & Staples Retailing                  1.93%           237,536
                                                     1,099,032    Food, Beverage & Tobacco                  4.42%           543,384
                                                  ------------    Health Care Equipment & Services         11.85%         1,458,323
Transportation - 1.86%                                            Household & Personal Products             4.07%           500,400
     Norfolk Southern Corporation       4,300          228,846    Insurance                                 3.60%           442,875
                                                  ------------    Pharmaceuticals & Biotechnology           6.19%           761,964
                                                                  Investment Company                        0.54%            66,089
Total Common Stocks (Cost $11,193,594)              12,220,178    Retailing                                 8.94%         1,100,090
                                                  ------------    Semiconductors &
                                                                     Semiconductor Equipment                2.04%           250,627
INVESTMENT COMPANY - 0.54%                                        Software & Services                       9.18%         1,129,044
     Evergreen Institutional Money Market Fund                    Technology Hardware & Equipment           8.93%         1,099,032
       (Cost $66,089)                  66,089           66,089    Transportation                            1.86%           228,846
                                                  ------------    -----------------------------------------------------------------
                                                                  Total                                    99.88%      $ 12,286,267
Total Investments (Cost $11,259,683) - 99.88%     $ 12,286,267
Other Assets Less Liabilities - 0.12%                   14,715
                                                  ------------

Net Assets - 100.00%                              $ 12,300,982
                                                  ============


 * Non-income producing investment.
 u American Depositary Receipt.


The following acronym is used in this portfolio:

Ltd. - Limited (Various)





                                                                                                                         (Continued)

The Brown Capital Management Equity Fund

Schedule of Investments
(Unaudited)

As of June 30, 2006
------------------------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------  ------------------------------------------------------------------

Note 1 - Investment Valuation

The Fund's  investments  in  securities  are  carried at value.
Securities listed on an exchange or quoted on a national market system  are  valued  at the last  sales  price as of 4:00  p.m.
Eastern Time. Securities traded in the NASDAQ  over-the-counter market  are  generally  valued at the NASDAQ  Official  Closing
Price. Other securities traded in the  over-the-counter  market and listed  securities  for which no sale was  reported on that date are valued at the most  recent bid price.  Securities  and assets  for  which  representative  market  quotations  are not readily available (e.g., if the exchange on which the portfolio security is  principally  traded  closes early or if trading of the particular  portfolio security is halted during the day and
does  not  resume   prior  to  the   Fund's  net  asset   value
calculation)  or which  cannot be  accurately  valued using the
Fund's normal  pricing  procedures  are valued at fair value as determined  in  good  faith  under  policies  approved  by  the
Trustees.  A portfolio security's "fair value" price may differ from the price next available for that portfolio security using the Fund's normal pricing procedures.  Investment companies are valued at net asset value.  Instruments  with  maturities of 60 days or less are valued at amortized cost,  which  approximates market value.

The Brown Capital Management Balanced Fund

Schedule of Investments
(Unaudited)

As of June 30, 2006
------------------------------------------------------------------------------------------------------------------------------------
                                                   Market Value                                                        Market Value
                                        Shares      (Note 1)                                                Shares        (Note 1)
---------------------------------------------------------------   ------------------------------------------------------------------

COMMON STOCKS - 73.85%                                            Food, Beverage & Tobacco - 3.34%
                                                                  u Diageo PLC                               3,300      $   222,915
Banks - 2.67%                                                       PepsiCo., Inc.                           3,100          186,124
                                                                                                                       ------------
    Bank of America Corporation         6,800     $    327,080                                                              409,039
                                                  ------------                                                         ------------
                                                                  Health Care Equipment & Services - 8.78%
Capital Goods - 6.78%                                              * Caremark Rx, Inc.                       2,000           99,740
    Danaher Corporation                 3,900          250,848     * Covance Inc.                            2,500          153,050
    Fastenal Company                    3,516          141,660     * Express Scripts, Inc.                   1,200           86,088
    Fluor Corporation                   1,000           92,930       Medtronic, Inc.                         2,000           93,840
    Joy Global Inc.                     3,150          164,083     * Resmed Inc.                             3,600          169,020
    The Boeing Company                  2,000          180,202     * St. Jude Medical Inc.                   2,800           90,776
                                                  ------------       Stryker Corporation                     2,120           89,273
                                                       829,723       UnitedHealth Group Incorporated         2,500          111,950
                                                  ------------     * WellPoint Inc.                          2,500          181,925
Consumer Durables & Apparel - 2.43%                                                                                    ------------
*   Coach, Inc.                         4,090          122,291                                                            1,075,662
    DR Horton Inc.                      2,900           69,078                                                         ------------
    Fortune Brands, Inc.                1,500          106,515     Household & Personal Products - 3.09%
                                                  ------------        The Procter & Gamble Company           6,800          378,080
                                                       297,884                                                         ------------
                                                  ------------
                                                                   Insurance - 2.56%
                                                                    American International
Consumer Services - 2.43%                                               Group, Inc.                          5,300          312,965
*   Apollo Group, Inc.                  1,200           62,004                                                         ------------
    Marriott International, Inc.        3,000          114,360
*   Starbucks Corp.                     3,200          120,832
                                                  ------------
                                                       297,196
                                                  ------------
Diversified Financial Services - 7.29%                            Pharmaceuticals & Biotechnology - 4.44%
    American Express Company            3,700          196,914     * Amgen, Inc.                             3,760          245,265
    Ameriprise Financial Inc.           2,340          104,528     * Celgene Corporation                     1,600           75,888
    Goldman Sachs Group Inc               600           90,258     * Genzyme Corporation                     1,900          115,995
    Investors Financial                                            * Gilead Sciences, Inc.                   1,800          106,488
       Services Corp.                   3,000          134,700                                                         ------------
    J.P. Morgan Chase & Co.             5,500          231,000                                                              543,636
    T. Rowe Price Group Inc.            3,590          135,738                                                         ------------
                                                  ------------     Retailing - 6.66%
                                                       893,138       Advance Auto Parts, Inc.                2,250           65,025
                                                  ------------       Best Buy Co., Inc.                      3,650          200,166
Energy - 5.98%                                                     * Dick's Sporting Goods, Inc.             3,300          130,680
    Arch Coal, Inc.                     2,200           93,214     * eBay Inc.                               2,400           70,296
    Diamond Offshore Drilling, Inc.     1,500          125,895       Nordstrom, Inc.                         3,300          120,450
    Noble Corporation                     800           59,536       Staples, Inc.                           6,200          150,784
    Schlumberger Limited                2,800          182,308       Target Corporation                      1,600           78,192
                                                                                                                       ------------
*   Transocean Inc.                     2,000          160,640                                                              815,593
    XTO Energy, Inc.                    2,500          110,675                                                         ------------
                                                  ------------     Semiconductors & Semiconductor Equipment - 1.78%
                                                       732,268       Maxim Integrated Products, Inc.         2,200           70,642
                                                  ------------     Texas Instruments, Inc.                   4,880          147,815
                                                                                                                       ------------
Food & Staples Retailing - 1.39%                                                                                            218,457
                                                                                                                       ------------
    Walgreen Co.                        2,800          125,552
    Whole Foods Market, Inc.              700           45,248
                                                  ------------
                                                       170,800
                                                  ------------


                                                                                                                         (Continued)

The Brown Capital Management Balanced Fund

Schedule of Investments
(Unaudited)

As of June 30, 2006
------------------------------------------------------------------------------------------------------------------------------------
                                                   Market Value                                                        Market Value
                                        Shares      (Note 1)                                                Shares        (Note 1)
---------------------------------------------------------------   ------------------------------------------------------------------

COMMON STOCKS - (Continued)                                       CORPORATE OBLIGATIONS - 7.46%

Software & Services - 6.19%                                          Boston Edison Company
    Accenture Ltd.                      4,700     $    133,104           7.800%, 05/15/10                 $ 60,000     $     64,281
*   Adobe Systems, Inc                  2,700           81,972       Coca-Cola Company
*   Broadcom Corporation                2,600           78,130           5.750%, 03/15/11                  200,000          200,877
*   Electronic Arts Inc.                2,400          103,296       Dow Chemical
*   Google Inc.                           200           83,866           7.375%, 11/01/29                  170,000          188,809
*   Oracle Corporation                  9,800          142,002       Dow Chemical Capital Debenture
*   Yahoo! Inc.                         4,100          135,300           9.200%, 06/01/10                   15,000           16,707
                                                  ------------       ITT Corporation
                                                       757,670             7.375%, 11/15/15                 95,000           95,712
                                                  ------------       Nalco Chemical
Technology Hardware & Equipment - 6.65%                                  6.250%, 05/15/08                   50,000           50,562
*   Apple Computer, Inc.                2,700          154,224       Sears Roebuck Acceptance
*   Cisco Systems, Inc.                 8,340          162,880           7.000%, 02/01/11                  170,000          170,358
*   Corning Inc.                        3,900           94,341       Time Warner Company, Inc.
*   EMC Corporation                     9,670          106,080           9.150%, 02/01/23                   35,000           41,506
    Jabil Circuit, Inc.                 5,710          146,176       Wal-Mart Stores, Inc.
*   Juniper Networks, Inc.              4,300           68,757           8.070%, 12/21/12                   80,000           84,925
*   SanDisk Corp.                       1,600           81,568                                                         ------------
                                                  ------------    Total Corporate Obligations
                                                       814,026       (Cost $884,130)                                        913,737
                                                  ------------                                                         ------------
Transportation - 1.39%                                            Total Investments
    Norfolk Southern Corporation        3,200          170,304       (Cost $11,317,835) - 99.03%                       $ 12,127,627
                                                  ------------    Other Assets Less Liabilities - 0.97%                     119,060
                                                                                                                       ------------

Total Common Stocks (Cost $8,230,238)                9,043,521    Net Assets - 100.00%                                 $ 12,246,687
                                                  ------------                                                         ============

U.S. GOVERNMENT OBLIGATIONS - 17.72%
                                                                  Aggregate cost for federal  income tax purposes is  $11,319,652.
                                                                  Unrealized appreciation/(depreciation) of investments for
    United States Treasury Notes                                  federal income tax purposes is as follows:
       4.625%, 02/29/08             $ 660,000     $    653,993
       4.500%, 02/28/11               660,000          643,551    Aggregate gross unrealized appreciation              $  1,227,504
       4.500%, 02/15/16               660,000          627,928    Aggregate gross unrealized depreciation                  (419,529)
       8.000%, 11/15/21                20,000           25,578                                                         ------------
       6.250%, 08/15/23                20,000           22,058
       4.500%, 02/15/36               220,000          197,261    Net unrealized appreciation                          $    807,975
                                                  ------------                                                         ============
Total U.S. Government Obligations
    (Cost $2,203,467)                                2,170,369    * Non-income producing investment.
                                                  ------------    u American Depositary Receipt.

                                                                  The following acronyms are used in this portfolio:

                                                                  Ltd. - Limited (Various)
                                                                  PLC - Public Limited Company (British)


                                                                                                                         (Continued)


The Brown Capital Management Balanced Fund

Schedule of Investments
(Unaudited)

As of June 30, 2006
------------------------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------   ------------------------------------------------------------------
Summary of Investments by Industry                                 Note 1 - Investment Valuation
                                       % of Net        Market
Industry                                Assets         Value       The  Fund's  investments  in  securities  are  carried at value.
--------------------------------------------------------------     Securities  listed on an exchange or quoted on a national market
Banks                                    2.67%        327,080      system  are  valued  at the last  sales  price  as of 4:00  p.m.
Capital Goods                            6.78%        829,723      Eastern Time.  Securities traded in the NASDAQ  over-the-counter
Consumer Durables & Apparel              2.43%        297,884      market  are  generally  valued at the  NASDAQ  Official  Closing
Consumer Services                        2.43%        297,196      Price.  Other securities traded in the  over-the-counter  market
Corporate Obligations                    7.46%        913,737      and listed  securities  for which no sale was  reported  on that
Diversified Financial Services           7.29%        893,138      date are valued at the most  recent bid  price.  Securities  and
Energy                                   5.98%        732,268      assets  for  which  representative  market  quotations  are  not
Food & Staples Retailing                 1.39%        170,800      readily  available (e.g., if the exchange on which the portfolio
Food, Beverage & Tobacco                 3.34%        409,039      security is halted  during the day and does not resume  prior to
Health Care Equipment & Services         8.78%      1,075,662      the  Fund's  net asset  value  calculation)  or which  cannot be
Household & Personal Products            3.09%        378,080      accurately valued using the Fund's normal pricing procedures are
Insurance                                2.56%        312,965      valued at fair value as determined in good faith under  policies
Pharmaceuticals & Biotechnology          4.44%        543,636      approved by the Trustees.  A portfolio  security's  "fair value"
Retailing                                6.66%        815,593      price  may  differ  from  the  price  next  available  for  that
Semiconductors &                                                   portfolio  security using the Fund's normal pricing  procedures.
    Semiconductor Equipment              1.78%        218,457      Investment companies are valued at net asset value.  Instruments
Software & Services                      6.19%        757,670      with maturities of 60 days or less are valued at amortized cost,
Technology Hardware & Equipment          6.65%        814,026      which approximates market value.
Transportation                           1.39%        170,304
U.S. Government Obligations             17.72%      2,170,369
--------------------------------------------------------------
                                        99.03%   $ 12,127,627





The Brown Capital Management Small Company Fund

Schedule of Investments
(Unaudited)

As of June 30, 2006
------------------------------------------------------------------------------------------------------------------------------------
                                                   Market Value                                                        Market Value
                                        Shares      (Note 1)                                                Shares        (Note 1)
---------------------------------------------------------------   ------------------------------------------------------------------

COMMON STOCKS - 96.72%                                            Medical/Health Care - 21.56%
                                                                  *  Accelrys, Inc.                        866,553    $   6,178,523
Business Services - 24.11%                                        *  Affymetrix, Inc.                      312,300        7,994,880
    Acxiom Corporation                 437,900    $ 10,947,500    *  Bruker Biosciences Corporation        760,400        4,075,744
    Catalina Marketing Corporation      71,000       2,020,660        Diagnostic Products Corporation      168,000        9,772,560
*   Concur Technologies Inc.         1,039,215      16,076,656    *  Kensey Nash Corporation               274,000        8,083,000
    Fair Isaac Corporation             233,825       8,490,186    *  Molecular Devices Corporation         324,450        9,915,192
*   Macrovision Corporation            742,245      15,973,112    *  Pharmacopeia Drug
*   Nuance Communications, Inc.        308,524       3,103,751        Discovery, Inc.                      452,276        1,809,104
*   PDI, Inc.                          141,300       2,033,307    *  Serologicals Corporation              708,400       22,272,096
*   SPSS Inc.                          454,400      14,604,416    *  Techne Corporation                    192,750        9,814,830
    TALX Corporation                   369,425       8,079,325    *  Ventana Medical Systems, Inc.          80,400        3,793,272
                                                                                                                      -------------
*   Transaction Systems                                                                                                  83,709,201
       Architects, Inc.                294,400      12,273,536                                                        -------------
                                                  ------------    Pharmaceuticals - 5.47%
                                                    93,602,449
                                                  ------------    *  Albany Molecular Research, Inc.       251,250        2,683,350
Consumer Related - 12.14%
*   Dolby Laboratories                 619,200      14,427,360    *  Human Genome Sciences, Inc.           680,500        7,281,350
*   DTS Inc.                           816,740      15,910,095    *  Incyte Corporation                  1,140,900        5,248,140
*   Green Mountain Coffee                                            Medicis Pharmaceuticals
       Roasters, Inc.                  273,697      10,994,408         Corporation                         251,400        6,033,600
*   Panera Bread Company                12,900         867,396                                                        -------------
*   The Cheesecake Factory Inc.        183,625       4,948,694                                                           21,246,440
                                                  ------------                                                        -------------
                                                    47,147,953
                                                  ------------    Total Common Stock (Cost $300,413,761)                375,528,566
Industrial Products & Systems - 19.22%                                                                                -------------
*   ANSYS, Inc.                        294,900      14,102,118
    Cognex Corporation                 437,400      11,385,522
*   Dionex Corporation                 153,600       8,395,776    INVESTMENT COMPANY - 4.06%
*   FEI Company                        733,700      16,640,316     Evergreen Institutional Money Market Fund
*   FLIR Systems, Inc.                 482,994      10,654,848      (Cost $15,768,507)                 15,768,507        15,768,507
*   Symyx Technologies, Inc.           556,647      13,443,025                                                        -------------
                                                  ------------
                                                    74,621,605    Total Investments
                                                  ------------      (Cost $316,182,268) - 100.78%                     $ 391,297,073
Information/Knowledge Management - 14.22%                         Liabilities in Excess of Other Assets - (0.78)%        (3,029,112)
                                                                                                                      -------------
    Blackbaud, Inc.                    431,679       9,799,113
*   Dendrite International, Inc.       660,360       6,101,727
*   Manhattan Associates, Inc.         424,200       8,607,018      Net Assets - 100.00%                              $ 388,267,961
*   Netscout Systems, Inc.             939,600       8,381,232                                                        =============
    Quality Systems, Inc.              140,200       5,162,164
*   Radisys Corporation                448,300       9,844,668    *  Non-income producing investment.
*   Tollgrade Communications, Inc.     411,400       3,990,580
*   Tyler Technologies, Inc.           295,930       3,314,416    Aggregate  cost for financial  reporting and federal  income tax
                                                  ------------    purposes is the same. Unrealized  appreciation/(depreciation) of
                                                    55,200,918    investments  for  financial  reporting  and  federal  income tax
                                                  ------------    purposes is as follows:

                                                                  Aggregate gross unrealized appreciation             $ 108,132,980
                                                                  Aggregate gross unrealized depreciation               (33,018,175)

                                                                  Net unrealized appreciation                         $  75,114,805
                                                                                                                      =============



                                                                                                                         (Continued)


The Brown Capital Management Small Company Fund

Schedule of Investments
(Unaudited)

As of June 30, 2006
------------------------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------   ------------------------------------------------------------------

Note 1 - Investment Valuation

The Fund's  investments  in  securities  are  carried at value.
Securities listed on an exchange or quoted on a national market system  are  valued  at the last  sales  price as of 4:00  p.m.
Eastern Time. Securities traded in the NASDAQ  over-the-counter market  are  generally  valued at the NASDAQ  Official  Closing
Price. Other securities traded in the  over-the-counter  market and listed  securities  for which no sale was  reported on that date are valued at the most  recent bid price.  Securities  and assets  for  which  representative  market  quotations  are not readily available (e.g., if the exchange on which the portfolio security is  principally  traded  closes early or if trading of the particular  portfolio security is halted during the day and
does  not  resume   prior  to  the   Fund's  net  asset   value
calculation)  or which  cannot be  accurately  valued using the
Fund's normal  pricing  procedures  are valued at fair value as determined  in  good  faith  under  policies  approved  by  the
Trustees.  A portfolio security's "fair value" price may differ from the price next available for that portfolio security using the Fund's normal pricing procedures.  Investment companies are valued at net asset value.  Instruments  with  maturities of 60 days or less are valued at amortized cost,  which  approximates market value.


Summary of Investments by Sector
                                       % of Net       Market
Sector                                  Assets        Value
---------------------------------------------------------------
Business Services                       24.11%     $93,602,449
Consumer Related                        12.14%      47,147,953
Industrial Products & Systems           19.22%      74,621,605
Information/Knowledge
     Management                         14.22%      55,200,918
Investment Company                       4.06%      15,768,507
Medical/Health Care                     21.56%      83,709,201
Pharmaceuticals                          5.47%      21,246,440
---------------------------------------------------------------
                                       100.78%   $ 391,297,073

The Brown Capital Management International Equity Fund

Schedule of Investments
(Unaudited)

As of June 30, 2006
------------------------------------------------------------------------------------------------------------------------------------
                                                   Market Value                                                        Market Value
                                        Shares      (Note 1)                                                Shares        (Note 1)
---------------------------------------------------------------   ------------------------------------------------------------------

COMMON STOCKS - 96.14%                                            Irish Equities - 4.41%
                                                                     C&C Group plc                           28,110       $ 244,138
Australian Equity - 1.99%                                            IAWS Group plc                          12,115         213,849
    Westpac Banking Corporation        16,240     $    280,945       Paddy Power plc                          9,500         164,652
                                                  ------------                                                         ------------
                                                                                                                            622,639
                                                                                                                       ------------
Belgium Equity - 3.16%                                            Israeli Equities - 3.08%
    Dexia                              10,490          252,254    *  Check Point Software
*   RHJ International                   9,160          194,260              Technologies, Ltd.                9,400         165,252
                                                  ------------
                                                       446,514    u  Teva Pharmaceutical Industries Ltd.      8,530         269,463
                                                  ------------                                                         ------------
Bermuda Equities - 2.11%                                                                                                    434,715
                                                                                                                       ------------
    Axis Capital Holdings Ltd.          5,095          145,768    Italian Equities - 6.53%
    Endurance Specialty Holdings Ltd.   4,790          153,280       Amplifon SpA                            48,950         416,682
                                                  ------------       Tod's SpA                                1,840         137,965
                                                       299,048       UniCredito Italiano SpA                 46,985         367,803
                                                  ------------                                                         ------------
Canadian Equities - 3.18%                                                                                                   922,450
                                                                                                                       ------------
 *  Patheon, Inc.                      14,710          104,742    Japanese Equities - 13.07%
    Royal Bank of Canada                8,475          344,933       Asatsu-DK Inc.                           8,800         284,516
                                                  ------------       Daito Trust Construction Co Ltd.         7,100         393,341
                                                       449,675       Hakuhodo DY Holdings Inc.                2,150         158,188
                                                  ------------       Japan Tobacco Inc.                         126         459,123
Chinese Equity - 1.62%                                               Nissin Food Products Co., Ltd.           4,400         155,330
    Travelsky Technology Ltd.         199,500          228,622       SKY Perfect Communications Inc.            229         147,677
                                                  ------------       Uni-Charm Corporation                    4,500         248,514
                                                                                                                       ------------
Danish Equities - 4.92%                                                                                                   1,846,689
    Coloplast A/S                       4,740          351,930                                                         ------------
    Danske Bank A/S                     9,040          344,121    Mexican Equities - 4.03%
                                                  ------------    u  Fomento Economico
                                                       696,051              Mexicano, SA de CV                3,425         286,741
                                                  ------------       Wal-Mart de Mexico SA de CV            102,650         282,192
French Equities - 4.94%                                                                                                ------------
    Axa                                 7,560          248,132                                                              568,933
*   Hermes International                2,355          208,299                                                         ------------
    L'Oreal SA                          2,555          241,349    Netherland Equities - 5.38%
                                                  ------------       ABN AMRO Holding NV                      6,983         191,054
                                                       697,780       Koninkijke DSM NV                        6,025         250,926
                                                  ------------       Phillips Electronics NV                 10,191         318,452
German Equities - 2.32%                                                                                                ------------
    Rhoen Klinikum AG                   7,375          328,658                                                              760,432
                                                  ------------                                                         ------------
                                                                  Norwegian Equity - 0.58%
Hong Kong Equities - 6.95%                                        *  Tandberg ASA                             9,855          81,533
    Esprit Holdings Ltd.               57,300          467,767                                                         ------------
    Nam Tai Electronics, Inc.           9,245          206,811
    Global Bio-Chem Technology
       Group Co. Ltd.                 724,300          307,764    Swedish Equities - 4.96%
                                                  ------------       Clas Ohlson AB                          11,030         229,897
                                                       982,342       Nordea Bank AB                          15,785         188,630
                                                  ------------       Swedish Match AB                        17,510         282,235
Indian Equity - 0.89%                                                                                                  ------------
u   Satyam Computer Services Ltd.       3,780          125,269                                                              700,762
                                                  ------------                                                         ------------


                                                                                                                        (Continued)

The Brown Capital Management International Equity Fund

Schedule of Investments
(Unaudited)

As of June 30, 2006
------------------------------------------------------------------------------------------------------------------------------------
                                                   Market Value
                                        Shares      (Note 1)
---------------------------------------------------------------   ------------------------------------------------------------------

COMMON STOCKS - (Continued)                                       Summary of Investments by Industry
                                                                                                            % of Net       Market
                                                                  Industry                                  Assets          Value
Swiss Equities - 4.99%                                            ------------------------------------------------------------------
*   Kaba Holding AG                         740   $    180,975    Banks                                      15.89%     $ 2,244,876
*   Nobel Biocare Holding AG              1,025        243,339    Capital Goods                               4.06%       $ 574,317
    Synthes, Inc.                         2,330        281,102    Commercial Services & Supplies              1.62%       $ 228,622
                                                  ------------    Consumer Durables & Apparel                 4.70%       $ 664,716
                                                       705,416    Consumer Services                           1.17%       $ 164,652
                                                  ------------    Diversified Financials                      4.63%       $ 655,083
United Kingdom Equities - 17.03%                                  Food & Staples Retailing                    2.00%       $ 282,193
    British Sky Broadcasting Group plc   22,775        241,539    Food, Beverage & Tobacco                   18.80%     $ 2,656,521
    Diageo plc                           25,995        437,208    Health Care Equipment & Services           11.48%     $ 1,621,711
    Man Group plc                         9,780        460,823    Household & Personal Products               3.47%       $ 489,864
    Royal Bank of Scotland Group plc      8,368        275,137    Insurance                                   5.50%       $ 776,695
    SABMiller plc                        14,990        270,134    Investment Company                          3.06%       $ 432,170
    Shire plc                             2,150        313,697    Materials                                   1.77%       $ 250,926
    United Business Media plc            14,952        179,034    Media                                       7.15%     $ 1,010,954
    Willis Group Holdings Ltd.            7,150        229,515    Pharmaceuticals & Biotechnology             4.87%       $ 687,902
                                                  ------------    Retailing                                   4.94%       $ 697,664
                                                     2,407,087    Software & Services                         2.05%       $ 290,521
                                                  ------------    Technology Hardware & Equipment             2.04%       $ 288,343
                                                                  -----------------------------------------------------------------
Total Common Stocks (Cost $9,879,306)               13,585,560    Total                                      99.20%    $ 14,017,730
                                                  ------------
                                                                  Forward Currency Contracts, Open (note 3)
INVESTMENT COMPANY - 3.06%                                                                                 Currency
                                                                  Currency and Settlement     Currency     Value in    Unrealized
    Evergreen Institutional Money Market Fund                     Date                          Units       $ U.S.      Gain/(Loss)
       (Cost $432,170)                  432,170        432,170    -----------------------------------------------------------------
                                                  ------------    Sold
                                                                  Swedish Krona 7/05/06        227,677     $ (31,636)      $ (235)
Total Investments (Cost $10,311,476) - 99.20%     $ 14,017,730    -----------------------------------------------------------------
Other Assets less Liabilities - 0.80%                  112,986    Total                        227,677     $ (31,636)      $ (235)
                                                  ------------
                                                                  Aggregate cost for federal  income tax purposes is  $10,311,565.
                                                                  Unrealized   appreciation/(depreciation)   of  investments   for
                                                                  federal income tax purposes is as follows:
Net Assets - 100.00%                              $ 14,130,716
                                                  ============
                                                                  Aggregate gross unrealized appreciation              $  4,011,632
*  Non-income producing investment.                               Aggregate gross unrealized depreciation                  (305,702)
u  American Depositary Receipt.                                                                                        ------------
                                                                  Net unrealized appreciation                          $  3,705,930
The following acronyms and abbreviations are used in this                                                              ============
portfolio:

A/S - Aktieselskap (Danish)
AB - Aktiebolag (Swedish)
AG - Aktiengesellschaft (German)
ASA - Allmennaksjeselskap (Norwegian)
SA de CV - Convertible Securities (Mexican)
Ltd. - Limited (Various)
NV - Naamloze Vennootschap (Dutch)
plc - Public Limited Company (British)
SA - Societe Anonyme (French)
SpA - Societa Per Azioni (Italian)






                                                                                                                        (Continued)

The Brown Capital Management International Equity Fund

Schedule of Investments
(Unaudited)

As of June 30, 2006
------------------------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------   ------------------------------------------------------------------

Note 1 - Investment Valuation                                     Note 3 - Forward Contracts

The Fund's  investments  in  securities  are  carried at value.   Forward currency contracts are agreements to deliver or receive
Securities listed on an exchange or quoted on a national market   a preset  amount of a specific  currency at a future date.  The
system  are  valued  at the last  sales  price as of 4:00  p.m.   table  above  provides  the name of the foreign  currency,  the
Eastern Time. Securities traded in the NASDAQ  over-the-counter   settlement  date,  amount  of the  contract,  the  value of the
market  are  generally  valued at the NASDAQ  Official  Closing   currency  in  U.S.  dollars,  and the  unrealized  gain or loss
Price. Other securities traded in the  over-the-counter  market   associated with the contract. The amount of the unrealized gain
and listed  securities  for which no sale was  reported on that   or loss reflects the change in currency exchange rates from the
date are valued at the most  recent bid price.  Securities  and   time the contract was opened to June 30, 2006.
assets  for  which  representative  market  quotations  are not readily available (e.g., if the exchange on which the portfolio security is halted  during the day and does not resume prior to the  Fund's net asset  value  calculation)  or which  cannot be accurately  valued using the Fund's normal  pricing  procedures are valued at fair  value as  determined  in good  faith  under policies approved by the Trustees. A portfolio security's "fair value" price may differ from the price next  available for that portfolio security using the Fund's normal pricing  procedures.
Investment companies are valued at net asset value. Instruments with  maturities  of 60 days or less are  valued  at  amortized cost, which approximates market value.

Note 2 - Foreign Currency Translation

Portfolio   securities   and  other   assets  and   liabilities
denominated  in foreign  currencies  are  translated  into U.S.
dollars based on the exchange rate of such  currencies  against
U.S.  dollars on the date of valuation.  Purchases and sales of securities and income items  denominated in foreign  currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The Fund does not separately report the effect of changes in foreign exchange rates from changes in market prices on securities held. Such changes are included in net realized and unrealized gain or loss from investments.

Realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions and the difference between the recorded amounts of dividends, interest, and foreign withholding taxes, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in foreign exchange rates on foreign denominated assets and liabilities other than investments in securities held at the end of the reporting period.





The Brown Capital Management Mid-Cap Fund

Schedule of Investments
(Unaudited)

As of June 30, 2006
------------------------------------------------------------------------------------------------------------------------------------
                                                   Market Value                                                        Market Value
                                        Shares      (Note 1)                                                Shares        (Note 1)
---------------------------------------------------------------   ------------------------------------------------------------------

COMMON STOCKS - 94.51%                                            Health Care Equipment & Services - 13.91%
                                                                  * Allscripts Healthcare
Automobiles & Components - 1.40%                                       Solutions Inc.                        8,500     $    149,175
 *  Copart Inc.                         4,100    $    100,696       Bausch & Lomb Inc.                       2,250          110,340
                                                 ------------        Biomet Inc.                             2,595           81,197
                                                                  * Covance Inc.                             3,510          214,882
Capital Goods - 9.43%                                             * Express Scripts Inc.                     1,300           93,262
    Danaher Corp.                       2,860         183,955     * Resmed Inc.                              2,500          117,375
    Fastenal Co.                        2,492         100,403     * St Jude Medical Inc.                     4,670          151,401
    Fluor Corp.                         1,700         157,981     * Waters Corp.                             1,800           79,920
    Joy Global Inc.                     2,850         148,457                                                          ------------
    MSC Industrial Direct Co.           1,800          85,626                                                               997,552
                                                 ------------                                                          ------------
                                                      676,422     Insurance - 1.38%
                                                 ------------      Willis Group Holdings Ltd.                3,070           98,547
Commercial Services & Supplies - 2.59%                                                                                 ------------

 *  Iron Mountain Inc.                  2,300          85,974     Pharmaceuticals & Biotechnology - 2.40%
 *  Labor Ready Inc.                    4,400          99,660     * Affymetrix Inc.                          1,900           48,640
                                                 ------------     * Celgene Corp.                            2,600          123,318
                                                      185,634                                                          ------------
                                                 ------------                                                               171,958
Consumer Durables & Apparel - 5.38%                                                                                    ------------
                                                                  Retailing - 12.55%
 *  Coach Inc.                          4,580         136,942       Advance Auto Parts Inc.                  1,550           44,795
    DR Horton Inc.                      3,900          92,898     * Chico's FAS Inc.                         3,350           90,383
    Fortune Brands Inc.                 2,200         156,222
                                                 ------------     * Dick's Sporting Goods Inc.               4,340          171,864
                                                      386,062     * Guitar Center Inc.                       1,950           86,716
                                                 ------------       Nordstrom Inc.                           4,300          156,950
Consumer Services - 5.39%                                         * O'Reilly Automotive Inc.                 3,300          102,927
 *  Laureate Education Inc.             2,000          85,260       Staples Inc.                             4,450          108,224
    Marriott International Inc.         2,000          76,240     * Tractor Supply Co.                       2,500          138,175
 *  Panera Bread Co.                    1,270          85,395                                                          ------------
    Strayer Education Inc.                500          48,560                                                               900,034
 *  The Cheesecake Factory              3,372          90,875                                                          ------------
                                                 ------------     Semiconductors & Semiconductor Equipment - 4.82%
                                                      386,330     * Altera Corp.                             4,230           74,237
                                                 ------------     * Lam Research Corp.                       2,385          111,189
Diversified Financials - 6.50%                                      Maxim Integrated Products Inc.           2,300           73,853
    Ameriprise Financial Inc.           2,400         107,208     * Novellus Systems Inc.                    3,500           86,450
 *  E*Trade Financial Corp.             3,100          70,742                                                          ------------
    Investors Financial Services Corp.  2,800         125,720                                                               345,729
    T Rowe Price Group Inc.             4,300         162,583                                                          ------------
                                                 ------------     Software & Services - 7.58%
                                                      466,253     * Adobe Systems Inc.                       4,490          136,316
                                                 ------------     * Broadcom Corp.                           2,500           75,125
Energy - 10.65%                                                   * Checkfree Corp.                          1,550           76,818
    Arch Coal Inc.                      2,200          93,214     * Electronic Arts Inc.                     1,100           47,344
    BJ Services Co.                     2,700         100,602       Factset Research Systems Inc.            1,500           70,950
    Diamond Offshore Drilling           2,800         235,004       Fair Isaac Corp.                         1,000           36,310
    Noble Corp.                         2,050         152,561     * RSA Security Inc.                        3,700          100,603
    Smith International Inc.            2,500         111,175                                                          ------------
    XTO Energy Inc.                     1,600          70,832                                                               543,466
                                                 ------------                                                          ------------
                                                      763,388
                                                 ------------
Food & Staples Retailing - 0.54%
   Whole Foods Market Inc.               600           38,784
                                                 ------------



                                                                                                                        (Continued)

The Brown Capital Management Mid-Cap Fund

Schedule of Investments
(Unaudited)

As of June 30, 2006
------------------------------------------------------------------------------------------------------------------------------------
                                                   Market Value
                                        Shares      (Note 1)
---------------------------------------------------------------   ------------------------------------------------------------------

COMMON STOCK - (Continued)                                        Summary of Investments by Industry
                                                                                                          % of Net          Market
Technology Hardware & Equipment - 6.27%                           Industry                                 Assets           Value
 *  Avid Technology Inc.                2,200     $     73,326    -----------------------------------------------------------------
    Jabil Circuit Inc.                  2,435           62,336    Automobiles & Components                 1.40%          $ 100,696
 *  Juniper Networks Inc.               8,400          134,316    Capital Goods                            9.43%            676,422
 *  Network Appliance Inc.              2,065           72,895    Commercial Services & Supplies           2.59%            185,634
 *  SanDisk Corp.                       2,100          107,058    Consumer Durables & Apparel              5.38%            386,062
                                                  ------------    Consumer Services                        5.39%            386,330
                                                       449,931    Diversified Financial Services           6.50%            466,253
                                                  ------------    Energy                                  10.65%            763,388
Transportation - 3.72%                                            Food & Staples Retailing                 0.54%             38,784
    JB Hunt Transport Services Inc.     4,300          107,113    Health Care Equipment
    Norfolk Southern Corp.              3,000          159,660      & Services                            13.91%            997,552
                                                  ------------    Insurance                                1.38%             98,547
                                                       266,773    Investment Company                       2.89%            206,951
                                                  ------------    Pharmaceuticals & Biotechnology          2.40%            171,958
                                                                  Retailing                               12.55%            900,034
Total Common Stocks (Cost $6,192,977)             $  6,777,559    Semiconductors &
                                                  ------------      Semiconductor Equipment                4.82%            345,729
                                                                  Software & Services                      7.58%            543,466
INVESTMENT COMPANY - 2.89%                                        Technology Hardware
    Evergreen Institutional Money Market Fund                       & Equipment                            6.27%            449,931
                                                                  Transportation                           3.72%            266,773
 (Cost $206,951)                      206,951          206,951    -----------------------------------------------------------------
                                                  ------------    Total                                   97.40%        $ 6,984,510

Total Investments (Cost $6,399,928) - 97.40 %     $  6,984,510
Other Assets less Liabilities - 2.60%                  186,515    Note 1 - Investment Valuation
                                                  ------------
                                                                  The Fund's  investments  in  securities  are  carried at value.
Net Assets - 100.00%                              $  7,171,025    Securities listed on an exchange or quoted on a national market
                                                  ============    system  are  valued  at the last  sales  price as of 4:00  p.m.
                                                                  Eastern Time. Securities traded in the NASDAQ  over-the-counter market  are  generally  valued at the NASDAQ  Official  Closing
                                                                  Price. Other securities traded in the  over-the-counter  market and listed  securities  for which no sale was  reported on that
Aggregate  cost for financial  reporting and federal income tax   date are valued at the most  recent bid price.  Securities  and
purposes is the same. Unrealized appreciation/(depreciation) of   assets  for  which  representative  market  quotations  are not
investments  for  financial  reporting  and federal  income tax   readily available (e.g., if the exchange on which the portfolio
purposes is as follows:                                           security is  principally  traded  closes early or if trading of the particular  portfolio security is halted during the day and
                                                                  does  not  resume   prior  to  the   Fund's  net  asset   value
                                                                  calculation)  or which  cannot be  accurately  valued using the
Aggregate gross unrealized appreciation           $    951,840    Fund's normal  pricing  procedures  are valued at fair value as
Aggregate gross unrealized depreciation               (367,258)   determined  in  good  faith  under  policies  approved  by  the
                                                  ------------    Trustees.  A portfolio security's "fair value" price may differ
Net unrealized appreciation                       $    584,582    from the price next available for that portfolio security using
                                                  ============    the Fund's normal  pricing  procedures.  Open-ended  investment companies  are  valued at net  asset  value.  Instruments  with maturities  of 60 days or less are  valued at  amortized  cost,
 * Non-income producing investment.                               which approximates market value.





ITEM 2.  CONTROLS AND PROCEDURES

(a) The Principal Executive Officers and the Principal Financial Officer have concluded that the registrant's disclosure controls and procedures are effective based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the Investment Company Act of 1940 and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 as of a date within 90 days of the filing of this report.

(b) There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.



ITEM 3.  EXHIBITS

Certifications required pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 and Section 302 of the Sarbanes-Oxley Act of 2002 are filed herewith as Exhibit A.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

The Nottingham Investment Trust II

By: (Signature and Title)        /s/ Tracey L. Hendricks
                                 _____________________________________
                                 Tracey L. Hendricks
                                 Treasurer, Assistant Secretary, and Principal
                                 Financial Officer

Date: August 16, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.



By: (Signature and Title)        /s/ Douglas S. Folk
                                 _____________________________________
                                 Douglas S. Folk
                                 President and Principal Executive Officer,
                                 EARNEST Partners Fixed Income Trust

Date: August 28, 2006


By: (Signature and Title)        /s/ Keith A. Lee
                                 _____________________________________
                                 Keith A. Lee
                                 Trustee, The Nottingham Investment Trust II
                                 Vice President and Principal Executive Officer,
                                 The Brown Capital Management Equity Fund, The
                                 Brown Capital  Management  Balanced Fund, The
                                 Brown Capital Management Small Company   Fund,
                                 The Brown Capital Management International
                                 Equity Fund, and The Brown  Capital  Management
                                 Mid-Cap Fund

Date: August 17, 2006


By:  (Signature and Title)       /s/ Tracey L. Hendricks
                                 _____________________________________
                                 Tracey L. Hendricks
                                 Treasurer, Assistant Secretary, and Principal
                                 Financial Officer, The Nottingham
                                 Investment Trust II

Date: August 16, 2006